INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

The Company’s intangible assets relates to the brand name acquired from Star Buds International Inc. (Note 5 (d)). As this intangible asset was determined to be an indefinite life intangible asset, no amortization was recorded during the years ended June 30, 2022 and 2021.

No impairment was recorded in relation to the intangible asset - Star Buds trade name during the years ended June 30, 2022 and 2021.